Share-Based Compensation - Summary of Share Units (Restricted Share Units) (Parenthetical) (Detail) - Restricted share units [member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 6	$ 2	$ 3
Other Long Term Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 0	$ 1	$ 1